Other Payables and Accrued Liabilities (Details) - CNY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Supply Chain Service Provider [Member]
Other Payables and Accrued Liabilities [Line Items]
Advance and services		¥ 6.8
Advance Refundable to a Customer [Member]
Other Payables and Accrued Liabilities [Line Items]
Advance and services		2.2
Advances From a Third Party [Member]
Other Payables and Accrued Liabilities [Line Items]
Advance and services	¥ 32.6	¥ 22.3